SUMMARY OF SIGNIFICANT POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT POLICIES (Tables) [Line Items]
Schedule of Residual Value Rate and Useful Life of Property and Equipment

As of December 31, 2025 and 2024, property, plant and equipment, net consisted of the following:

	December 31,	December 31,
	2025	2024
Electronic equipment	$-	$150,309
Office equipment	-	12,764
Leasehold improvement	-	-
Total property, plant and equipment	-	163,073
Less: accumulated depreciation	-	(154,541)
Total property, plant and equipment, net	$-	$8,532

Schedule of Intangible Assets

Intangible assets with definite useful lives are amortized over their estimated useful lives to their estimated residual values. Intangible assets mainly represent the domain name at cost, less accumulated amortization on a straight-line basis over an estimated life of ten years.

Intangible Assets	Residual value rate	Useful life
AGM domain name	0%	10 years
Software	0%	5 years

Property Plant and Equipment Depreciation Computation [Member]
SUMMARY OF SIGNIFICANT POLICIES (Tables) [Line Items]
Schedule of Residual Value Rate and Useful Life of Property and Equipment

Depreciation is computed based on cost, less the estimated residual value, if any, using the straight-line method over the estimated useful life. The residual value rate and useful life of property, plant and equipment are summarized as follows:

Property, Plant and Equipment	Residual value rate	Useful life
Electronic equipment	5%	3 years
Office equipment	5%	5 years
Leasehold improvement	0%	Shorter of the lease term or the estimated useful life of the assets